SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			48 Months Ended
	Dec. 31, 2014 customer reportable_segment	Dec. 31, 2013 customer	Dec. 31, 2012 vessel customer	Dec. 31, 2012 market
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	$ 96,715	$ 37,546	$ 37,315
Number of reportable segments	1
Number of operating segments				2
Number of VLCCs operated in tanker market			4
Revenue, number of major customers	3	3	3
Percent of revenue from single customer (in hundredths)	10.00%	10.00%	10.00%
Name of Major Customer 1 {Member}
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	8,200	17,000	17,400
Name of Major Customer 2 [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	8,000	5,000	11,600
Name of Major Customer 3 [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	7,900	4,300	5,100
Drybulk Carrier Market [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	$ 96,715	$ 37,546	$ 37,315